DERIVATIVE FINANCIAL INSTRUMENTS Fair Value of Derivative and Balance Sheet Location (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	$ 58,925		$ 101,984
Derivative Liability, Fair Value, Net	28,576		49,080
Derivatives Designated as Hedges	0		0
Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	52,042		60,809
Non Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Net	6,883		41,175
Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	18,439		27,974
Non Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Net	10,137		21,106
Commodity Contracts Related to Natural Gas and Crude Oil Sales [Member] | Current Assets [Member]
Derivatives, Fair Value [Line Items]
Fair Value of Derivatives	47,016		51,220
Commodity Contracts Related to Natural Gas and Crude Oil Sales [Member] | Non Current Assets [Member]
Derivatives, Fair Value [Line Items]
Fair Value of Derivatives	6,671		34,938
Commodity Contracts Related to Natural Gas and Crude Oil Sales [Member] | Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair Value of Derivatives	1,744		7,498
Commodity Contracts Related to Natural Gas and Crude Oil Sales [Member] | Non Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair Value of Derivatives	9,969		4,357
Commodity Contracts Related to Affiliated Partnership [Member] | Current Assets [Member]
Derivatives, Fair Value [Line Items]
Fair Value of Derivatives	4,707	[1]	8,018	[1]
Commodity Contracts Related to Affiliated Partnership [Member] | Non Current Assets [Member]
Derivatives, Fair Value [Line Items]
Fair Value of Derivatives	0	[1]	6,134	[1]
Commodity Contracts Related to Affiliated Partnership [Member] | Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair Value of Derivatives	0	[2]	211	[2]
Commodity Contracts Related to Affiliated Partnership [Member] | Non Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair Value of Derivatives	0	[2]	113	[2]
Commodity Contracts Related to Natural Gas Marketing [Member] | Current Assets [Member]
Derivatives, Fair Value [Line Items]
Fair Value of Derivatives	302		1,528
Commodity Contracts Related to Natural Gas Marketing [Member] | Non Current Assets [Member]
Derivatives, Fair Value [Line Items]
Fair Value of Derivatives	203		103
Commodity Contracts Related to Natural Gas Marketing [Member] | Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair Value of Derivatives	226		1,384
Commodity Contracts Related to Natural Gas Marketing [Member] | Non Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair Value of Derivatives	168		93
Basis Protection Contracts Related to Natural Gas Marketing [Member] | Current Assets [Member]
Derivatives, Fair Value [Line Items]
Fair Value of Derivatives	17		43
Basis Protection Contracts Related to Natural Gas Marketing [Member] | Non Current Assets [Member]
Derivatives, Fair Value [Line Items]
Fair Value of Derivatives	9		0
Basis Protection Contracts Related to Natural Gas Marketing [Member] | Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair Value of Derivatives	0		3
Basis Protection Contracts Related to Affiliated Partnerships [Member] | Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair Value of Derivatives	2,140	[2]	3,116	[2]
Basis Protection Contracts Related to Affiliated Partnerships [Member] | Non Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair Value of Derivatives	0	[2]	2,723	[2]
Basis Protection Contracts Related to Natural Gas and Crude Oil Sales [Member] | Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair Value of Derivatives	14,329		15,762
Basis Protection Contracts Related to Natural Gas and Crude Oil Sales [Member] | Non Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair Value of Derivatives	$ 0		$ 13,820

[1]	Represents derivative positions designated to our affiliated partnerships. Accordingly, our accompanying balance sheets include a corresponding payable to our affiliated partnerships representing their proportionate share of the derivative assets.
[2]	Represents derivative positions designated to our affiliated partnerships. Accordingly, our accompanying balance sheets include a corresponding receivable from our affiliated partnerships representing their proportionate share of the derivative liabilities.